Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
As the lessee, we currently lease real estate space, automobiles, and certain equipment under non-cancelable operating lease agreements, as well as one financing lease assumed in the ProQuest acquisition. Some of the leases include options to extend the leases for up to an additional 10 years. We do not include any of our renewal options in our lease terms for calculating our lease liability as the renewal options allow us to maintain operational flexibility, and we are not reasonably certain we will exercise these renewal options at this time.
We determine if an arrangement is a lease at inception. Operating leases are included in Operating lease ROU assets, Current portion of operating lease liabilities, and Operating lease liabilities on our Consolidated Balance Sheet. The Company assesses its ROU asset and other lease-related assets for impairment consistent with other long-lived assets. Financing lease assets are included within the Property and Equipment financial statement line item and the related lease liability is treated as an item of indebtedness (see Note 14 - Debt) as a financing lease obligation within the Consolidated Balance Sheet. As of December 31, 2021, we did not record an impairment related to these assets beyond the impairments recorded due to restructuring activity further described within Note 25 - Restructuring and Impairment.
Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. As such, the Company used judgment to determine an appropriate incremental borrowing rate. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Our variable lease payments consist of non-lease services related to the lease and lease payments that are based on annual changes to an index. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The initial valuation of financing lease assets and liabilities is identical to the operating leases, as described above, however they are presented separately from Operating lease ROU assets and Operating lease liabilities in the Consolidated Balance Sheet.
We have lease agreements with lease and non-lease components, which are accounted as a single lease component. Additionally, for certain equipment leases, we apply a portfolio approach to effectively account for the operating lease ROU assets and liabilities.
Supplemental balance sheet information related to leases is summarized as follows:

		December 31,
		2021	2020
Assets	Classification
Operating lease assets, net	Operating lease right-of-use assets(1)	$86,027	$132,356
Finance lease assets, net	Property and equipment, net(2)	30,560	—
Total lease assets		$116,587	$132,356
Liabilities
Current
Operating lease liabilities	Current portion of operating lease liability	$32,177	$35,455
Finance lease liabilities	Current portion of long-term debt	1,977	—
Non-current
Operating lease liabilities	Operating lease liabilities	93,955	104,324
Finance lease liabilities	Long-term debt	28,858	—
Total lease liabilities		$156,967	$139,779
(1) Operating lease assets are recorded net of accumulated amortization of $26,354 and $23,189 as of December 31, 2021 and 2020, respectively.
(2) Finance lease assets are recorded net of accumulated amortization of $978 and $0 as of December 31, 2021 and 2020, respectively.
The following illustrates the lease costs for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Finance lease cost
Amortization of right-of-use assets	$1,291	$—
Interest on lease liabilities	98	—
Operating lease cost	28,817	24,438
Short-term lease cost	805	701
Variable lease cost	1,344	1,317
Total lease cost	$32,355	$26,456

	Year Ended December 31,
	2021	2020
Other information
Cash Paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$63,777	$31,841
Operating cash flows for finance leases	98	—
Financing cash flows for finance leases	158	—
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$13,387	$8,542
Finance leases	29,878	—
Weighted-average remaining lease term
Operating leases	4	6
Finance leases	2	—
Weighted-average discount rate
Operating leases	4.4%	5.2%
Finance leases	3.8%	—
The future aggregate minimum lease payments as of December 31, 2021 under all non-cancelable leases for the years noted are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2022	$35,801	$3,114
2023	27,730	29,411
2024	23,876	—
2025	16,913	—
2026	11,969	—
2027 & Thereafter	28,308	—
Total lease commitments	144,597	32,525
Less imputed interest	(18,465)	(1,690)
Total	$126,132	$30,835
In connection with certain leases, the Company guarantees the restoration of the leased property to a specified condition after completion of the lease period. As of December 31, 2021 and 2020, the liability of $1,392 and $4,396, respectively, associated with these restorations is recorded within Other non-current liabilities.
There were no material future minimum sublease payments to be received under non-cancelable subleases at December 31, 2021. The Company recognized $3,115 and $2,023 of sublease income for the years ended December 31, 2021 and 2020, respectively, and there was no material sublease income for the year ended December 31, 2019.
Total rental expense under operating leases amounted to $28,817 and $24,438 the years ended December 31, 2021 and 2020, respectively.
Leases	Leases
As the lessee, we currently lease real estate space, automobiles, and certain equipment under non-cancelable operating lease agreements, as well as one financing lease assumed in the ProQuest acquisition. Some of the leases include options to extend the leases for up to an additional 10 years. We do not include any of our renewal options in our lease terms for calculating our lease liability as the renewal options allow us to maintain operational flexibility, and we are not reasonably certain we will exercise these renewal options at this time.
We determine if an arrangement is a lease at inception. Operating leases are included in Operating lease ROU assets, Current portion of operating lease liabilities, and Operating lease liabilities on our Consolidated Balance Sheet. The Company assesses its ROU asset and other lease-related assets for impairment consistent with other long-lived assets. Financing lease assets are included within the Property and Equipment financial statement line item and the related lease liability is treated as an item of indebtedness (see Note 14 - Debt) as a financing lease obligation within the Consolidated Balance Sheet. As of December 31, 2021, we did not record an impairment related to these assets beyond the impairments recorded due to restructuring activity further described within Note 25 - Restructuring and Impairment.
Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. As such, the Company used judgment to determine an appropriate incremental borrowing rate. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Our variable lease payments consist of non-lease services related to the lease and lease payments that are based on annual changes to an index. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The initial valuation of financing lease assets and liabilities is identical to the operating leases, as described above, however they are presented separately from Operating lease ROU assets and Operating lease liabilities in the Consolidated Balance Sheet.
We have lease agreements with lease and non-lease components, which are accounted as a single lease component. Additionally, for certain equipment leases, we apply a portfolio approach to effectively account for the operating lease ROU assets and liabilities.
Supplemental balance sheet information related to leases is summarized as follows:

		December 31,
		2021	2020
Assets	Classification
Operating lease assets, net	Operating lease right-of-use assets(1)	$86,027	$132,356
Finance lease assets, net	Property and equipment, net(2)	30,560	—
Total lease assets		$116,587	$132,356
Liabilities
Current
Operating lease liabilities	Current portion of operating lease liability	$32,177	$35,455
Finance lease liabilities	Current portion of long-term debt	1,977	—
Non-current
Operating lease liabilities	Operating lease liabilities	93,955	104,324
Finance lease liabilities	Long-term debt	28,858	—
Total lease liabilities		$156,967	$139,779
(1) Operating lease assets are recorded net of accumulated amortization of $26,354 and $23,189 as of December 31, 2021 and 2020, respectively.
(2) Finance lease assets are recorded net of accumulated amortization of $978 and $0 as of December 31, 2021 and 2020, respectively.
The following illustrates the lease costs for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Finance lease cost
Amortization of right-of-use assets	$1,291	$—
Interest on lease liabilities	98	—
Operating lease cost	28,817	24,438
Short-term lease cost	805	701
Variable lease cost	1,344	1,317
Total lease cost	$32,355	$26,456

	Year Ended December 31,
	2021	2020
Other information
Cash Paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$63,777	$31,841
Operating cash flows for finance leases	98	—
Financing cash flows for finance leases	158	—
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$13,387	$8,542
Finance leases	29,878	—
Weighted-average remaining lease term
Operating leases	4	6
Finance leases	2	—
Weighted-average discount rate
Operating leases	4.4%	5.2%
Finance leases	3.8%	—
The future aggregate minimum lease payments as of December 31, 2021 under all non-cancelable leases for the years noted are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2022	$35,801	$3,114
2023	27,730	29,411
2024	23,876	—
2025	16,913	—
2026	11,969	—
2027 & Thereafter	28,308	—
Total lease commitments	144,597	32,525
Less imputed interest	(18,465)	(1,690)
Total	$126,132	$30,835
In connection with certain leases, the Company guarantees the restoration of the leased property to a specified condition after completion of the lease period. As of December 31, 2021 and 2020, the liability of $1,392 and $4,396, respectively, associated with these restorations is recorded within Other non-current liabilities.
There were no material future minimum sublease payments to be received under non-cancelable subleases at December 31, 2021. The Company recognized $3,115 and $2,023 of sublease income for the years ended December 31, 2021 and 2020, respectively, and there was no material sublease income for the year ended December 31, 2019.
Total rental expense under operating leases amounted to $28,817 and $24,438 the years ended December 31, 2021 and 2020, respectively.